FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENTS SCHEDULE I

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS)

	As of December 31,
	2022	2023
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	8,567	804	113
Amounts due from subsidiaries and VIEs	167,571	190,018	26,763
Prepaid expenses and other current assets	3,248	2,627	370
Total current assets	179,386	193,449	27,246
Investments in subsidiaries and VIEs	1,087,634	2,269,730	319,685
Total assets	1,267,020	2,463,179	346,931
Liabilities
Current Liabilities
Amounts due to subsidiaries and VIEs	13,458	55,763	7,854
Accrued expenses and other current liabilities	10,478	25,275	3,560
Total liabilities	23,936	81,038	11,414
Equity
Ordinary shares	—	—	—
Treasury stock	(9,262)	(35,443)	(4,992)
Additional paid-in capital	870,562	901,932	127,034
Retained earnings	384,896	1,525,841	214,910
Accumulated other comprehensive loss	(3,112)	(10,189)	(1,435)
Total equity	1,243,084	2,382,141	335,517
Total liabilities and equity	1,267,020	2,463,179	346,931

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating costs and expenses:
General and administrative	(6,979)	(6,494)	(4,546)	(640)
Total operating costs and expenses	(6,979)	(6,494)	(4,546)	(640)
Loss from operations	(6,979)	(6,494)	(4,546)	(640)
Interest (expense) income, net	(1)	(76)	1,098	155
Other expenses, net	(154)	(13,445)	—	—
Loss before income taxes and equity in subsidiaries and share of income from VIEs	(7,134)	(20,015)	(3,448)	(485)
Equity in earnings of subsidiaries and share of income from VIEs	479,220	1,199,673	1,301,067	183,251
Net income	472,086	1,179,658	1,297,619	182,766
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(5,137)	14,842	(7,077)	(997)
Other comprehensive (loss) income	(5,137)	14,842	(7,077)	(997)
Comprehensive income	466,949	1,194,500	1,290,542	181,769

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	472,086	1,179,658	1,297,619	182,766
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries and VIEs	(479,220)	(1,199,673)	(1,301,067)	(183,251)
Depreciation and amortization	2,597	2,293	1,698	239
Changes in operating assets and liabilities:
Amounts due from/to subsidiaries and VIEs	(5,994)	(2,151)	(18,223)	(2,567)
Prepaid expenses and other current assets	18	(2,680)	5,831	820
Dividend distributed from shareholders	—	—	157,672	22,208
Accrued expenses and other current liabilities	(1,804)	636	780	111
Net cash used in operating activities	(12,317)	(21,917)	144,310	20,326
Cash flows from financing activities
Proceeds from exercise of options	3,296	8,783	1,274	179
Repurchase of ordinary shares	—	—	(38,081)	(5,364)
Loans from subsidiaries and VIEs	—	—	38,081	5,364
Dividend distributed to shareholders	—	—	(156,674)	(22,067)
Net cash provided by (used in) financing activities	3,296	8,783	(155,400)	(21,888)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,331)	13,840	3,327	468
Net (decrease) increase in cash and cash equivalents	(13,352)	706	(7,763)	(1,094)
Cash and cash equivalents at beginning of year	21,213	7,861	8,567	1,207
Cash and cash equivalents at end of the year	7,861	8,567	804	113

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

NOTES TO SCHEDULE I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.
As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated on December 21, 2017 in the Cayman Islands to be the holding company of the Group. The Company undertook a series of transactions to redomicile its business from PRC to the Cayman Islands. The Company has presented Schedule I as if Cayman Islands parent company has been incorporated on January 1, 2017.
3.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. The Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC Topic 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and share of their earnings as “Equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.
4.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.
5.
As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.
Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.